EQ ADVISORS TRUSTSM

1290 VT GAMCO Mergers & Acquisitions Portfolio

1290 VT GAMCO Small Company Value Portfolio

SUPPLEMENT DATED MAY 12, 2026 TO THE SUMMARY PROSPECTUS AND PROSPECTUS DATED MAY 1, 2026

This Supplement updates certain information contained in the Summary Prospectus and Prospectus of EQ Advisors Trust (“Trust”) dated May 1, 2026. You should read this Supplement in conjunction with the Summary Prospectus and Prospectus and retain it for future reference. You may view, print, and download these documents, free of charge, at the Trust’s website at https://equitable-funds.com.

Effective immediately, the following changes are being made to the Summary Prospectus and Prospectus:

The section of the Summary Prospectus and Prospectus entitled “1290 VT GAMCO Mergers & Acquisitions Portfolio — WHO MANAGES THE PORTFOLIO — Sub-Adviser: GAMCO Asset Management, Inc. (“GAMCO” or the “Sub-Adviser”)” is amended by deleting the table in its entirety and replacing it with the following information:

Portfolio Managers: The members of the team that are jointly and primarily responsible for the securities selection, research and trading for the Portfolio are:

Name	Title	Since
Mario J. Gabelli*	Chief Executive Officer and Chief Investment Officer of Value Portfolios of GAMCO	2003
Christopher J. Marangi	President and Co-Chief Investment Officer of Value Portfolios of GAMCO	2026
Kevin V. Dreyer	Co-Chief Investment Officer of Value Portfolios of GAMCO	2026
Willis Brucker	Portfolio Manager of GAMCO	2026
*	Mr. Gabelli is currently on a leave of absence. The timeline for his return has not been determined.

The section of the Summary Prospectus and Prospectus entitled “1290 VT GAMCO Small Company Value Portfolio – WHO MANAGES THE PORTFOLIO — Sub-Adviser: GAMCO Asset Management, Inc. (“GAMCO” or the “Sub-Adviser”)” is amended by deleting the table in its entirety and replacing it with the following information:

Portfolio Managers: The members of the team that are jointly and primarily responsible for the securities selection, research and trading for the Portfolio are:

Name	Title	Since
Mario J. Gabelli*	Chief Executive Officer and Chief Investment Officer of Value Portfolios of GAMCO	1996
Christopher J. Marangi	President and Co-Chief Investment Officer of Value Portfolios of GAMCO	2026
Kevin V. Dreyer	Co-Chief Investment Officer of Value Portfolios of GAMCO	2026
*	Mr. Gabelli is currently on a leave of absence. The timeline for his return has not been determined.

The section of the Prospectus entitled “Management of the Trust — The Sub-Advisers — GAMCO Asset Management, Inc.” is amended by deleting the second paragraph in its entirety and replacing it with the following information:

Mario J. Gabelli, Christopher J. Marangi, Kevin V. Dreyer, and Willis Brucker are jointly and primarily responsible for the investment decisions for the 1290 VT GAMCO Mergers & Acquisitions Portfolio. Mario J. Gabelli, Christopher J. Marangi, and Kevin V. Dreyer are jointly and primarily responsible for the investment decisions for the 1290 VT GAMCO Small Company Value Portfolio.

Mario J. Gabelli serves as the Chief Executive Officer and Chief Investment Officer of Value Portfolios at GAMCO and has over 50 years of experience in the investment industry. Mr. Gabelli is currently on a leave of absence. The timeline for his return has not been determined.

Christopher J. Marangi serves as President and Co-Chief Investment Officer of Value Portfolios at GAMCO and has over 25 years of experience in the investment industry. Mr. Marangi joined GAMCO in 2003.

Kevin V. Dreyer serves as Co-Chief Investment Officer of Value Portfolios at GAMCO and has over 20 years of experience in the investment industry. Mr. Dreyer joined GAMCO in 2005.

Willis Brucker is a Portfolio Manager at GAMCO specializing in global merger arbitrage and event-driven investing and has over 20 years of experience in the investment industry. Mr. Brucker joined GAMCO in 2004.